Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	LJ INTERNATIONAL INC
Entity Central Index Key	0001046692
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	30,607,672

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 18,649	$ 13,048
Restricted cash	6,866	11,009
Trade receivables, net of allowance for doubtful accounts (December 31, 2011: US$3; December 31, 2010: US$1,439)	42,808	25,889
Available-for-sale securities	2,050	2,344
Inventories	173,391	107,666
Derivatives	15	0
Deferred tax assets	1,108	0
Prepayments and other current assets	8,958	3,635
Total current assets	253,845	163,591
Non-current assets
Properties held for lease, net	398	419
Property, plant and equipment, net	14,704	10,115
Investments in life insurance contracts	445	0
Deferred tax assets	1,083	111
Goodwill, net	1,521	1,521
Total non-current assets	18,151	12,166
Total assets	271,996	175,757
Current liabilities
Bank overdrafts	2,877	2,879
Notes payable	13,215	10,720
Capitalized lease obligation, current portion	30	48
Letters of credit, gold loan and others	36,379	21,539
Shareholder's loan	1,583	0
Derivatives	0	571
Warrants and options liabilities	2,086	0
Trade payables and other accruals	43,678	24,727
Income taxes payable	3,478	2,255
Deferred tax liabilities	306	268
Total current liabilities	103,632	63,007
Non-current liabilities
Notes payable	7,500	1,621
Capitalized lease obligation	0	30
Total non-current liabilities	7,500	1,651
Total liabilities	111,132	64,658
Redeemable convertible preferred shares of a subsidiary, par value US$0.01 each, 1 million shares authorized; 359,826 shares issued and outstanding as of December 31, 2011	42,030	0
Commitments and contingencies
Shareholders' Equity
Common stocks, par value US$0.01 each, 100 million shares authorized; 30,607,672 and 29,153,672 shares issued and outstanding as of December 31, 2011 and 2010	306	292
Additional paid-in capital	70,953	69,941
Accumulated other comprehensive income	3,857	837
Retained earnings	43,524	39,851
Total LJ International Inc. shareholders' equity	118,640	110,921
Noncontrolling interests	194	178
Total shareholders' equity	118,834	111,099
Total liabilities and shareholders' equity	$ 271,996	$ 175,757

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Trade receivables, net of allowance for doubtful accounts	$ 3	$ 1,439
Redeemable convertible preferred shares, par value	$ 0.01
Redeemable convertible preferred shares, shares authorized	1,000,000
Redeemable convertible preferred shares, shares issued	359,826
Redeemable convertible preferred shares, shares outstanding	359,826
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	30,607,672	29,153,672
Common stock, shares outstanding	30,607,672	29,153,672

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Operating revenue	$ 182,180	$ 140,548	$ 110,523
Costs of goods sold	(92,691)	(82,285)	(69,366)
Gross profit	89,489	58,263	41,157
Operating expenses
Selling, general and administrative expenses	(73,092)	(41,195)	(34,302)
Net gain (loss) on derivatives	68	(476)	(503)
Depreciation	(4,391)	(2,339)	(1,741)
Impairment loss of long-lived assets	(2,437)	(25)	(137)
Operating income	9,637	14,253	4,611
Interest income	354	69	147
Change in fair value of warrants and options liabilities	1,923
Exchange gain	1,432	643
(Loss) gain on sales of available-for-sale and held for sale securities	(250)	258
Gain on disposal of property held for lease		1,635
Interest expenses	(1,600)	(978)	(842)
Income before income taxes and noncontrolling interests	11,496	15,880	3,916
Income taxes expense	(1,379)	(2,877)	(231)
Net income	10,117	13,003	3,685
Net (income) loss attributable to noncontrolling interests	(16)	(9)	4
Net income attributable to LJ International Inc.	10,101	12,994	3,689
Deemed dividend to redeemable convertible preferred shares of a subsidiary	(6,428)
Net income attributable to common shareholders of LJ International Inc.	$ 3,673	$ 12,994	$ 3,689
Earnings per share:
Basic	$ 0.07	$ 0.51	$ 0.16
Diluted	$ 0.07	$ 0.49	$ 0.15

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 10,117	$ 13,003	$ 3,685
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment and properties held for lease	4,741	2,779	2,197
Impairment loss on property, plant and equipment	2,437	25	137
Unrealized (gain) loss on derivatives	(68)	476	503
Loss (gain) on sales of securities	250	(258)
Gain on disposal of property held for lease		(1,635)
Loss (gain) on disposal and write-off of property, plant and equipment	29	(60)	(142)
Change in cash value of life insurance contracts	122
Exchange gain	(1,432)	(643)
Allowance for (reversal of) doubtful debts	178	(7)	(231)
Write down of excess and obsolete inventory	303	262
Change in fair value of warrants and options liabilities	(1,923)
Stock-based compensation expenses	156	442	1,043
Changes in operating assets and liabilities:
Trade receivables	(16,604)	(4,203)	(878)
Inventories	(63,153)	(26,527)	(4,764)
Prepayments and other current assets	(5,195)	(1,774)	165
Deferred tax assets	(2,057)
Trade payables and other accruals	18,735	923	1,172
Income taxes payable	1,184	1,066	(323)
Deferred taxes payable	38
Net cash (used in) provided by operating activities	(52,142)	(16,131)	2,061
Cash flows from investing activities:
Decrease (increase) in restricted cash	4,143	(4,584)	68
Purchases of available-for-sale securities	(5,000)	(2,369)
Proceeds from sales of available-for-sale securities	4,920	2,369
Purchases of held for sale securities	(32,447)
Proceeds from sales of held for sale securities	32,457
Purchases of property, plant and equipment	(11,746)	(6,614)	(1,710)
Purchases of investments in life insurance contracts	(567)
Proceeds from disposals of property held for lease		1,921
Proceeds from disposals of property, plant and equipment	47	189	14
Net cash used in investing activities	(8,193)	(9,088)	(1,628)
Cash flows from financing activities:
(Decrease) increase in bank overdrafts	(2)	(29)	184
Proceeds from issuance of ordinary shares upon exercise of stock options	870	668	355
Net proceeds from issuance of redeemable convertible preferred shares of a subsidiary	39,611
Net proceeds from issuance of shares in private placement		12,210
Proceeds from notes payable	32,733	21,931	30,956
Repayment of notes payable	(24,657)	(17,385)	(34,366)
Proceeds from a gold loan		2,661
Repayment of a gold loan	(3,338)
Repayment of capitalized lease obligation	(48)	(98)	(109)
Increase in letters of credit and factoring	17,420	5,397	97
Proceeds from shareholder's loan	2,438
Repayment of shareholder's loan	(855)
Net cash provided by (used in) financing activities	64,172	25,355	(2,883)
Effect of foreign exchange rate changes on cash and cash equivalents	1,764	1,630	384
Net increase (decrease) in cash and cash equivalents	5,601	1,766	(2,066)
Cash and cash equivalents at beginning of year	13,048	11,282	13,348
Cash and cash equivalents at end of year	18,649	13,048	11,282
Supplemental disclosure information:
Interest paid	1,598	978	842
Income taxes paid	4,854	1,811	555
Non-cash transactions:
Purchase of property, plant and equipment under capitalized leases			104
Deemed dividends to preferred shareholders of a subsidiary	$ 6,428

Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Noncontrolling interest	Comprehensive Income attributable to LJ International Inc.	Comprehensive Income (loss) attributable to noncontrolling interest	Total Comprehensive income
Balance at Dec. 31, 2008	$ 79,085	$ 229	$ 55,286	$ (354)	$ 23,168	$ 756	$ 0	$ 0	$ 0
Balance, shares at Dec. 31, 2008		22,911,172
Forfeiture of subsidiary shares sold to noncontrolling interest	(583)					(583)
Net income	3,685				3,689	(4)	3,689	(4)	3,685
Foreign currency translation adjustments	384			384			384		384
Unrealized holding gain/loss in available-for-sale securities	72			72			72		42
Issuance of common stock upon exercise of stock options	355	9	346
Issuance of common stock upon exercise of stock options, shares		857,500
Stock-based compensation	1,043		1,043
Balance at Dec. 31, 2009	84,041	238	56,675	102	26,857	169	4,145	(4)	4,141
Balance, shares at Dec. 31, 2009		23,768,672
Net income	13,003				12,994	9	12,994	9	13,003
Foreign currency translation adjustments	1,010			1,010			1,010		1,010
Unrealized holding gain/loss in available-for-sale securities	(17)			(17)			(17)		(17)
Realized gain (loss) on sale of available-for-sale securities	(258)			(258)			(258)		(258)
Issuance of common stock on private placement	12,210	40	12,170
Issuance of common stock on private placement, shares		4,000,000
Issuance of common stock upon exercise of stock options	668	14	654
Issuance of common stock upon exercise of stock options, shares		1,385,000
Stock-based compensation	442		442
Balance at Dec. 31, 2010	111,099	292	69,941	837	39,851	178	13,729	9	13,738
Balance, shares at Dec. 31, 2010		29,153,672
Net income	10,117				10,101	16	10,101	16	10,117
Foreign currency translation adjustments	3,111			3,111			3,111		3,111
Unrealized holding gain/loss in available-for-sale securities	(374)			(374)			(374)		(374)
Deferred tax adjustment on unrealized holding loss	23			23			23		23
Realized gain (loss) on sale of available-for-sale securities	260			260			260		260
Deemed dividend to redeemable preferred shareholders of a subsidiary	(6,428)				(6,428)
Issuance of common stock upon exercise of stock options	870	14	856
Issuance of common stock upon exercise of stock options, shares		1,454,000
Stock-based compensation	156		156
Balance at Dec. 31, 2011	$ 118,834	$ 306	$ 70,953	$ 3,857	$ 43,524	$ 194	$ 13,121	$ 16	$ 13,137
Balance, shares at Dec. 31, 2011		30,607,672

Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

LJ International Inc. (“LJI”) and its subsidiaries (collectively referred to as the “Company”) are principally involved in the design, manufacture, marketing and sale of precious and color gemstones as well as diamond jewelry. While the Company is based in Hong Kong, its manufacturing operations are in the People's Republic of China (the “PRC”) and most of its wholesale sales are currently to the United States of America (the “US”). The retail stores are located in the PRC, Hong Kong and Macau. The Company also owns certain commercial and residential properties located in Hong Kong, which are held primarily for lease.

As of December 31, 2011, details of the Company’s major subsidiaries are as follows:

Name of subsidiary	Place of establishment and operation	Percentage of ownership	Principal activities
Enzo International Holdings Limited	British Virgin Islands (“BVI”)	100%	Investment holding
Enzo Jewelry Inc.	British Virgin Islands (“BVI”)	100%	Investment holding
Wheels Bound Investments Limited	British Virgin Islands (“BVI”)	100%	Investment holding
Lorenzo Jewelry Limited	Hong Kong	100%	Wholesale
Lorenzo Crystal Ltd.	Hong Kong	100%	Retail
Lorenzo (Shenzhen) Co., Ltd.	PRC	100%	Retail
Lorenzo Heng Tong Jewellery (Shenzhen) Co., Ltd.	PRC	100%	Manufacturing
Shanghai Enzo Diamond Co., Ltd.	PRC	100%	Trading
Shanghai Wanmei Jewelry Co., Ltd.	PRC	100%	Retail
Wonderful Jewelry (Shenzhen) Co., Ltd.	PRC	100%	Retail

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of LJI and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

(c)	Uses of estimates

The preparation of the consolidated financial statements, in conformity with US GAAP, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying note disclosures. Significant estimates and assumptions include the valuation for impairment of property, plant and equipment, valuation allowance for receivables, write down of excess and obsolete inventories, uncertain tax position, deferred income tax asset and liabilities, valuations of warrants and options liabilities. Actual results could differ from those estimates.

(d)	Goodwill

The excess of the purchase considerations over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but instead is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit’s goodwill. The implied fair value of goodwill is determined in the same manner to accounting for a business combination with allocation of the assessed fair value to all of the assets and liabilities of that reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

The Company performed its annual impairment review of goodwill on December 31st of each year, and has not recorded any impairment losses for the years ended December 31, 2011, 2010 and 2009.

(e)	Revenue recognition

(i)	Product sales

Product sales represent the invoiced value of products sold, net of value added taxes (VAT). The Company recognizes revenue from the sale of products when the following criteria are met: 1) persuasive evidence of an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); 2) delivery of the product has occurred and risks and benefits of ownership have been transferred, which is when the product is received by the customer at its or a designated location in accordance with the sales terms; 3) the sales price is fixed or determinable; and 4) collectibility is probable.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of products and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as an asset or a liability in the consolidated balance sheets until it is paid to the authorities.

(ii)	Rental income

Rental income under operating lease is recognized in the consolidated statements of income in equal installments over the period covered by the lease term and included in operating revenue.

(iii)	Other income (loss)

Interest income is accrued on a time proportion basis on the principal outstanding and at the interest rate applicable.

Change in fair values of derivatives, warrants and options liabilities arise from the annual re-measurement are recognized as gain or loss in the consolidated statement of income.

Exchange gain primarily relates to conversion of loans made to the PRC subsidiaries which are denominated in US dollars and HK dollars, short-term in nature and are repayable in full on demand.

Gain (loss) on sales of available-for-sale and held for sale securities is realized and recognized in the consolidated statements of income when the securities are sold.

Gain on disposal of property held for lease is realized and recognized in the consolidated statements of income when the property is sold.

Operating revenue represents:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
	US$	US$	US$
Product sales	190,626	144,879	115,599
Rental income	113	79	100

	190,739	144,958	115,699
Less: Sales return allowance	(8,559)	(4,410)	(5,176)

	182,180	140,548	110,523

(f)	Cost of goods sold

Cost of goods sold primarily consists of cost of raw materials, direct labor, manufacturing overhead which includes depreciation expenses of plant and machinery.

(g)	Sales return reserve

The Company has allowed sales returns and its sales generally include specified return policy for certain customers. The Company reserves for sales returns as a reduction of revenue at the time the operating revenue is recognized based on historical sales return experience and agreed terms of sales return stated in the contracts with certain specific customers.

(h)	Shipping and handling costs

The shipping and handling costs are included in cost of goods sold. Shipping and handling costs were US$2,547, US$1,661 and US$1,548 for the years ended December 31, 2011, 2010 and 2009 respectively.

(i)	Advertising and promotion costs

Advertising and promotion expenses are included in selling, general and administrative expenses and are generally expensed when incurred. Advertising costs were US$4,911, US$1,376 and US$815 for the years ended December 31, 2011, 2010 and 2009 respectively.

(j)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to LJI International Inc. common shareholders by the weighted average number of ordinary shares outstanding during the year. The Company has determined that its convertible preference shares of its subsidiary, Enzo Jewelry Inc. (“ENZO”) participate in undistributed earnings on the same basis as the ordinary shares of ENZO. The effect on the consolidated earnings per share of the preferred shares issued by ENZO has been included in computing ENZO’s earnings per share data using the two-class method. Under this method, net income attributable to ENZO common shareholders is allocated on a pro rata basis to the ordinary and convertible preference shares to the extent that each class may share in income for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings per share of ENZO is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. The basic and diluted earnings per share of ENZO is then included in the consolidated earnings per share computations of the Company based on the consolidated group's holding of the ENZO’s securities. The consolidated diluted earnings per share of the Company reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares, which also include the potential dilutive effect of the preferred shares of ENZO if they are converted into the Company's ordinary shares through the flip-over option (note 17).

(k)	Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

Financial instruments include cash and cash equivalents, restricted cash, trade receivables, trade and other payables, derivatives, available-for-sale securities, investments in life insurance contracts, bank overdrafts, notes payable, letter of credit, gold loan, shareholder’s loan, warrants and options liabilities and convertible redeemable preferred shares of ENZO. The carrying values of these financial instruments, other than derivatives, available-for-sale securities, investments in life insurance contracts, convertible redeemable preferred shares of ENZO, and warrants and options liabilities approximate their fair values due to their short-term maturities. The convertible redeemable preferred shares of ENZO were initially recorded at issue price net of issuance costs and the fair value of the warrants and option liabilities bifurcated at issuance date. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the convertible redeemable preferred shares to equal the redemption value at the end of each reporting period (note 17). The warrants and option issued in connection with the convertible redeemable preferred shares were recorded as a liability at fair value as determined on the day of issuance and subsequently adjusted to the fair value at each reporting date. The Company with the assistance of independent third party valuation firm determined the fair values of the convertible redeemable preferred shares, warrants and option liabilities (note 17).

The carrying values of notes payable approximate their fair values as the interest rates on these loans are reset at each month based on prevailing market interest rates.

Level 1—Observable inputs that reflect quoted prices for identical assets or liabilities in active markets.

Level 2—Include other inputs other than quoted market prices that are directly or indirectly observable in active markets.

Level 3—Unobservable inputs which are supported by little or no market activity.

Valuation techniques used to measure fair value maximize the use of observable inputs. As such, when available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See note 23, “Fair Value of Financial Instruments”, for further details.

(l)	Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. Amounts collected on trade receivables are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its trade receivable portfolio and purchases trade credit insurance to cover the risk of collectibilities on receivables related to its wholesale business. In establishing the required allowance, management considers historical losses, current receivables aging, and existing industry and national economic data.

The Company reviews its allowance for doubtful accounts regularly. The Company’s general credit terms are ranges from 30 days to 90 days for its wholesale customers. The receivables related to its retail business are primarily reimbursements from mall operators in the PRC where the Company’s retail shops are located, such mall operators will collect the sales proceeds from the Company’s customers on behalf of the Company upon purchases with remittance term ranges from 30 days to 60 days. Past due balances over 120 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis by aging of such balances. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote, and charged in selling, general and administrative expenses on the consolidated statements of income. The Company does not have any off-balance-sheet credit exposure related to its customers, except for outstanding bills discounted with banks (note 10), that are subject to recourse for non-payment.

(m)	Inventories

Inventories are stated at the lower of cost and market. Cost, which comprises all costs of purchase and, where applicable, costs of conversion and other costs that have been incurred in bringing the inventories to their present location and condition, including inbound freight charges, purchasing and receiving cost, inspection costs and internal transfer costs, is calculated using the weighted average costing method. Estimated losses on inventories represent reserves for obsolescence, excess quantities, irregularities and slow moving inventory, and which are charged to cost of goods sold. In case of inventory which has been written down below cost at the close of a fiscal year, such reduced amount forms a new cost basis that subsequently cannot be marked up based on changes in underlying facts and circumstances. The Company estimates the amount of impairment write-down on the basis of its assessment of the inventory's net realizable value based upon current market conditions and historical experience.

(n)	Properties held for lease

Properties held for lease are carried at cost, less accumulated depreciation and accumulated impairment loss. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Rental income from these properties is recorded on a monthly basis in accordance with the lease terms.

(o)	Property, plant and equipment (“PPE”) and depreciation

PPE are stated at cost less accumulated depreciation and accumulated impairment loss, and include expenditure that substantially increases the useful lives of existing assets. Maintenance and repairs are charged to current operations as incurred. Upon sale, retirement, or other disposition of these assets, the cost and related accumulated depreciation and accumulated impairment loss are removed from the respective accounts, and any gain or loss is included in the consolidated statement of operations. Plant and equipment under capital leases are stated at the present value of minimum lease payments.

Depreciation on PPE is calculated by using the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the related assets at the following annual rates:

Leasehold land and buildings	shorter of 2% or over the term of leases
Leasehold improvement	shorter of 10% or the term of leases
Furniture, fixtures and equipment	20% to 50%
Plant and machinery	5% to 10%
Motor vehicles	10% to 20%

Depreciation on PPE attributable to manufacturing activities is capitalized as part of inventory, and depreciation related to abnormal amounts from idle capacity is charged to cost of goods sold for the period incurred. Total depreciation for the years ended December 31, 2011, 2010 and 2009 were US$4,741, US$2,779 and US$2,197 respectively.

(p)	Impairment of long-lived assets

The Company evaluates its long-lived assets, such as property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

In 2011, certain long-lived assets in the manufacture and wholesale segment are not expected to be used for the next 12 months, and no future cash inflows or earnings from the usage of these long-lived assets are expected. Accordingly, the long-lived assets were determined to be not recoverable and an impairment loss of US$2,324 was recognized. No impairment loss was recognized for the years ended December 31, 2010 and 2009.

(q)	Available-for-sale securities

The Company classifies its investment fund as available-for-sale securities. The fund is of current nature and the market to trade is readily available, except it is restricted and secures obligations under trade credit banking facilities. Investments classified as available for sale securities are reported at fair values at the end of each reporting period. Unrealized holding gains and losses for available-for-sale securities are excluded from earnings and reported in other comprehensive income until realized. The Company routinely reviews available-for-sale securities for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value. Gains and losses on sales of securities are computed on a specific identification basis. Available-for-sale securities comprise:

	As of December 31,
	2011	2010
	US$	US$
Quoted investment fund, at cost	2,189	2,369
Gross unrealized losses	(139)	(25)

Fair value of available-for-sale securities	2,050	2,344

As of December 31, 2011

	Less Than 12 Months		12 Months or Greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	US$	US$	US$	US$	US$	US$
Quoted investment fund	930	70	1,120	69	2,050	139

As of December 31, 2010

	Less Than 12 Months		12 Months or Greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	US$	US$	US$	US$	US$	US$
Quoted investment fund	1,172	8	1,172	17	2,344	25

Additional details on fair value changes of available-for-sale securities have been disclosed in note 23.

(r)	Gold loan and embedded derivative

Gold loan is commodity-indexed debts with an embedded derivative. The loans are recorded at its original amount and adjusted for additional borrowings and repayments. The embedded derivative component was bifurcated and recorded at fair value on the consolidated balance sheet, considering the market prices, volatilities of gold and the time value of money. Changes in fair values of embedded derivative are included in the consolidated statement of operations as net gain or loss on derivatives.

The Company enters into derivative contracts to hedge the future settlements of gold loan in order to mitigate the risk of market price fluctuations. They consist of contracts that are used to hedge against changes in the fair values of gold prices when the Company settles the gold loan.

The derivative contracts and the embedded derivative are valued at fair value. Changes in fair value of derivative contracts are included in the consolidated statement of operations.

Additional details on fair value changes of derivative contracts and embedded derivative have been disclosed in note 23.

(s)	Derivatives – foreign exchange forward contracts

As of December 31, 2011, the Company held non-deliverable forward contracts with a bank with total notional amount of US$1,000 to hedge its RMB exposures for operating costs in the normal courses of business. The aggregate forward gains from these contracts were included in selling, general and administrative expenses which amounted to US$53, US$11 and US$nil for the years ended December 31, 2011, 2010 and 2009 respectively.

(t)	Stock-based compensation

The Company measures the costs of services received in exchange for share-based compensation at the grant date fair values of the awards. The cost is recognized as an expense, net of estimated forfeitures, over the requisite service period related to such awards, which is generally the vesting period. The Company recognizes share-based compensation expense for share awards granted to employees using the straight-line method. The Company uses the Black-Scholes valuation model to determine the fair values of the options granted.

Forfeitures are estimated at the time of grant and revised, if necessary, in the subsequent periods if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectations of employee turnover and are adjusted to reflect future changes in circumstances and facts, if any.

As of December 31, 2011, the Company has four stock-based employee compensation plans, details of which are set out in note 16(a).

(u)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records a valuation allowance against deferred tax assets that it determines to be more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Company records interest and penalties as a component of income tax expense.

(v)	Foreign currencies

The functional currency of the Company and its subsidiaries in the BVI is United States dollars (US$), while the functional currency of its subsidiaries in Hong Kong of the manufacturing and wholesale segment is US dollars, its subsidiaries in Hong Kong of the retail segment is Hong Kong dollars, and the functional currency of all subsidiaries in the PRC is Renminbi. The reporting currency of the Company is US$. Transactions denominated in currencies other than US dollars are translated into US dollars at the exchange rate prevailing at the dates of transactions. Foreign currency translation gains and losses are included in the consolidated statement of income. The assets and liabilities of the Company’s subsidiaries whose functional currencies are other than US dollars, are translated at the exchange rates in effect at the balance sheets date and related revenue and expenses are translated at average exchange rates during the year. Translation adjustments are reported as a component of accumulated other comprehensive income (loss).

The aggregate foreign exchange transaction gains (losses) and translation gain (loss) included in determining net income were US$1,844, US$337 and (US$691) for the years ended December 31, 2011, 2010 and 2009 respectively.

(w)	Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and have original maturities of three months or less.

Restricted cash are deposits that are restricted as to withdrawal, and are pledged as securities for the Company’s banking facilities. The restricted cash and deposits as of December 31, 2011 and 2010 will be generally released by the bank in the next 12 months.

(x)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party, or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are the principal owners of the Company and members of their immediate families, or if they are affiliates or equity investees of the Company.

(y)	Dividends

The Directors of the Company have never declared or paid any cash dividends on the Company’s capital stock and do not anticipate paying cash dividends in the foreseeable future. The ability to pay dividends depends upon receipt of dividends or other payments from subsidiaries and other holdings and investments. In addition, the operating subsidiaries from time to time may be subject to restrictions on their ability to make distributions to the Company, including as a result of restrictive covenants in loan agreements, restrictions on the conversion of local currency into US dollars or other currencies and other regulatory restrictions. Currently, none of the subsidiaries has such restriction during the periods presented except for the covenants as set out in note 10 to the financial statements.

(z)	Comprehensive income

The Company reports comprehensive income in the consolidated statements of shareholders’ equity and comprehensive income. Comprehensive income includes net income, foreign currency translation adjustments, unrealized holding gains (losses) on investment in available-for-sale securities.

	As of December 31, 2011
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of Tax Amount
	US$	US$	US$
Foreign currency translation adjustments	3,111	—	3,111

Unrealized losses on securities
Unrealized holding losses arising during the period	(374)	23	(351)
Less : reclassification adjustment for losses realized in net income	260	—	260

Net unrealized losses	(114)	23	(91)

Other comprehensive income	2,997	23	3,020

	As of December 31, 2010
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of Tax Amount
	US$	US$	US$
Foreign currency translation adjustments	1,010	—	1,010

Unrealized losses on securities
Unrealized holding losses arising during the period	(17)	—	(17)
Less : reclassification adjustment for gains realized in net income	(258)	—	(258)

Net unrealized losses	(275)	—	(275)

Other comprehensive income	735	—	735

(aa) Noncontrolling interests

Noncontrolling interest is the portion of equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company. Noncontrolling interests is recognized as equity in the consolidated balance sheets, and net income (loss) attributable to noncontrolling interests is included as consolidated net income of the Company.

(ab) Store closure costs

The store closure costs represent costs associated with the closure of retail stores which is the ongoing and continuous activities of the Company to consolidate its retail stores. Stores closure costs relate to the write-down of store renovation work capitalized as leasehold improvements included in selling, general and administrative expenses, and such costs are in the amount of US$113, US$25 and US$137 for the years ended December 31, 2011, 2010 and 2009 respectively. There were no costs related to termination severance to employees or early termination of lease contracts for the years ended December 31, 2011, 2010 and 2009.

(ac) Investments in life insurance contracts

The Company purchased key man insurance for two of its senior executives. An investment in a life insurance contract is reported as an asset. The Company determines the amount that could be realized under the life insurance contract assuming the surrender of an individual-life by individual-life policy. Any amount that ultimately would be realized by the Company as the policyholder upon the assumed surrender of the final policy is included in the amount that could be realized under the insurance contract. An asset representing an investment in a life insurance contract shall be measured subsequently at the amount that could be realized under the insurance contract as at the reporting date. The death benefit will not be realized before the actual insured event happens. The change in cash surrender or contract value during the period is an adjustment of premiums paid in determining the expense or income to be recognized under the contract for the period. Cash receipts and cash disbursements related to key man insurance is classified as investing activities in the statement of cash flows. The face value of each of the individual key man insurance was US$1,000. The total carrying value of the key man insurance were US$445 and US$nil as of December 31, 2011 and 2010, respectively. There is no contractual restriction on the Company’s ability to surrender the key man insurance policy.

(ad) Recent changes in accounting standards

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

a.	Highest-and-best-use and valuation-premise concepts for nonfinancial assets – the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

b.	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk – the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

c.	Premiums or discounts in fair value measure – the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity etc.) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest are not permitted in a fair value measurement.”

d.	Fair value of an instrument classified in a reporting entity’s shareholders’ equity – the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

e.	Disclosures about fair value measurements – the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•

For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

In June 2011, the FASB issued an authoritative pronouncement, Accounting Standards Update (“ASU”) 2011-05, to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. Regardless of whether an entity chooses to present comprehensive income in a single continuous statement or in two separate but consecutive statements, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement. In December 2011, the FASB issued a further authoritative pronouncement, ASU2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU2011-05. The amendments supersede changes to those paragraphs in Update 2011-05 that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect this update to have a material impact on its financial position, results of operations or cash flows as the impact only relate to presentation of the financial statements.

In September 2011, the FASB issued an authoritative pronouncement, which simplifies how entities test goodwill for impairment. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process. The amendments are affective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company does not expect this update to have a material impact on its financial position, results of operations or cash flows.

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is in the process of evaluating the effect of adoption of this pronouncement.

(ae) Out-of-Period Adjustments and reclassifications

Subsequent to the filing of the annual report on Form 20-F for the year ended December 31, 2010, the Company identified errors in the consolidated financial statements for fiscal 2010, primarily related to the calculations of the costs of finished goods, eliminations of unrealized profits between intercompany sales, timing of recognition of sales and retail store closure costs in the appropriate period, understatement of deferred income, value added taxes payables and deferred tax assets. As a result of these errors, net income was overstated by $569 in 2010. We evaluated these errors in relation to the current fiscal year, which is when they were corrected, as well as the period in which they originated. Management concluded that these errors are immaterial to both the fiscal 2011 and 2010 consolidated financial statements.

In addition, the Company has corrected the classification of certain costs between costs of goods sold, selling, general and administrative expenses, and depreciation on the consolidated statement of income, refer to note 24 for details.

Operating Risks	12 Months Ended
Dec. 31, 2011
Operating Risks [Abstract]
OPERATING RISKS
3.	OPERATING RISKS

(a) Concentrations of credit risks

Details of major customers from which the Company derived operating revenue are shown in note 21(a).

Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted. Concentrations of credit risk (whether on or off balance sheets) that arise from financial instruments exist for groups of customers or counterparties when there are similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. The major concentration of credit risk arises from the Company’s receivables. Even though the Company does have concentration of credit risks with its major customers in the manufacture and wholesale segment, it does not consider itself to be exposed to significant credit risk with regards to collection because trade credit insurance are purchased to cover the collection risks of the related receivables. Historical losses have not been significant.

(b) Country risks

The Company may also be exposed to certain risks as a result of its manufacturing operations being located in the PRC and its properties held for lease in Hong Kong which are not typically associated with companies operating in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. The Company’s management believe these risks not to be significant. There can be no assurance, however, that changes in political, social and other conditions will not result in any adverse impact.

(c)	Cash and time deposits

The Company maintains majority of its cash balances, restricted cash and investments in time deposits with various banks and financial institutions in Hong Kong and in the PRC. In line with local practice, such amounts are not insured or otherwise protected should the financial institutions be unable to meet their liabilities. The credit risk on these funds is considered to be limited because the counterparties are regularly assessed by the management of the Company and deemed to be creditworthy institutions. There has been no history of credit losses.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Raw materials	50,379	47,710
Work-in-progress	8,415	1,284
Finished goods	114,597	58,672

	173,391	107,666

US$303, US$262 and US$nil of excess and obsolete inventories were written down to lower of cost or market and included in the cost of goods sold in the years ended December 31, 2011, 2010 and 2009 respectively.

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
5.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Rental, utilities and other deposits	1,872	1,414
Deposits for purchases and services	2,135	1,254
Prepaid expenses	4,951	967

	8,958	3,635

Properties Held for Lease, Net	12 Months Ended
Dec. 31, 2011
Properties Held for Lease, Net [Abstract]
PROPERTIES HELD FOR LEASE, NET
6.	PROPERTIES HELD FOR LEASE, NET

The Company owns leasehold land and buildings in Hong Kong and leases them out for lease term of two years. Properties held for lease consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Leasehold land and buildings	784	784
Less: Accumulated depreciation	(386)	(365)

	398	419

The Company pledged all properties held for lease as collateral for general banking facilities granted to the Company as of December 31, 2011 and 2010 (see note 10).

The future aggregate minimum rental receivables under non-cancellable operating leases are as follows:

	As of December 31,
	2011	2010
	US$	US$
2011	—	73
2012	76	35
2013	39	—
2014	13	—

	128	108

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Leasehold land and buildings	4,276	2,405
Leasehold improvement	17,887	13,210
Furniture, fixtures and equipment	5,685	5,862
Plant and machinery	6,288	6,072
Motor vehicles	1,280	1,053

	35,416	28,602
Less: Accumulated depreciation	(20,712)	(18,487)

	14,704	10,115

The Company pledged leasehold land and buildings with net book values of US$1,768 and US$1,558 as of December 31, 2011 and 2010 respectively as collateral for general banking facilities granted to the Company (note 10).

Goodwill, Net	12 Months Ended
Dec. 31, 2011
Goodwill, Net [Abstract]
GOODWILL, NET
8.	GOODWILL, NET

As of December 31, 2011, goodwill is attributed to wholesale segment of the acquisition of a jewelry company in 2002.

	Year ended December 31,
	2011	2010
	US$	US$
Carrying value, beginning of year
Goodwill	2,390	2,390
Accumulated impairment loss	(869)	(869)

Carrying value, end of year	1,521	1,521

The Company conducts annual impairment tests. The testing included the determination of the reporting unit’s fair value using discounted cash flow analysis. The fair value of that reporting unit was estimated using the expected present value of the future cash flows. No goodwill impairment charge was necessary for the years ended December 31, 2011, and 2010 and 2009.

Trade Payables and Other Accruals	12 Months Ended
Dec. 31, 2011
Trade Payables and Other Accruals [Abstract]
TRADE PAYABLES AND OTHER ACCRUALS
9.	TRADE PAYABLES AND OTHER ACCRUALS

Trade payables and other accruals consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Trade payables	34,736	19,172
Accrued payroll and staff benefits	5,558	3,999
Accrued expenses and other payables	3,384	1,556

	43,678	24,727

Banking facilities and Other Loans	12 Months Ended
Dec. 31, 2011
Banking facilities and Other Loans [Abstract]
BANKING FACILITIES AND OTHER LOANS
10.	BANKING FACILITIES AND OTHER LOANS

		As of December 31,
		2011	2010
	Notes	US$	US$
Bank overdrafts	(a)	2,877	2,879

Notes payable:
current	(b)	13,215	10,720
non-current	(b)	7,500	1,621

		20,715	12,341

Letters of credit, gold loan and others:
Letters of credit	(a)	28,083	13,704
Factoring	(a)	8,296	5,174
Gold loan	(c)	—	2,661

		36,379	21,539

The Company’s banking facilities are collateralized by available-for-sale securities, leasehold land and buildings (see notes 6 and 7), restricted cash deposits, factored receivables, and personal guarantees of and properties owned by a director (see note 20(b)).

The material provisions of indentures relating to the Company's various banking facility agreements contain, among others, covenants pertaining to maintenance of the tangible net worth of LJI and one of its subsidiaries amounting to US$25,000 and US$4,487 respectively, and certain financial ratios related to debts of this subsidiary. Such financial ratios include the gearing ratio, determined as the ratio of “total interest bearing debt” to “tangible net worth plus non-redeemable preference shares and minority interest” as per the agreement; and debt service coverage, determined as "earnings before interest, taxes, depreciation and amortization (EBITDA)” to “principal and interest repayment for ensuring 12 months” as per the agreement. In the event of default, the bank would at its discretion cancel the facilities and demand immediate repayment of all principal, interest, fees and other amount outstanding.

At December 31, 2011, one of the Company’s loan facilities in the amount of US$14,610, which relates to amounts in bank overdrafts, notes payables and letter of credit, had financial covenant violations related to exceeding financial ratios limiting the amount of debt held by a subsidiary. The violations remain in default and the Company continues negotiations with its lender to waive the default. The Company has classified the loan to current liabilities.

(a)	As of December 31, 2011, the Company had various revolving bank facilities of overdrafts, letters of credit and factoring facilities granted by banks, amounting to US$2,923 (2010: US$2,923), US$31,278 (2010: US$14,249) and US$10,132 (2010: US$10,901) respectively. The unused credit lines as of December 31, 2011 and 2010 were US$5,077and US$6,316 respectively, which included unused letter of credit of US$3,195 (2010: US$545).

The bank overdrafts are denominated in Hong Kong dollars, bear interest at the floating commercial bank lending rates in Hong Kong, which ranged from 2.2% to 5.5% per annum as of December 31, 2011 and ranged from 2.3% to 5.5% per annum as of December 31, 2010.

The factoring facilities granted are limited to the extent of accounts receivable collateralized to the banks. Interest charges on these facilities ranged from 3.1% to 3.4% per annum as of December 31, 2011 and ranged from 2.0% to 3.1% per annum as of December 31, 2010.

Under the banking facilities arrangements, the Company is required to maintain certain cash balances and investment funds based on the amount of facilities granted, such cash balances and investments are reflected as restricted cash and available-for-sale securities in the consolidated balance sheets.

(b)	The Company also had term loans classified under notes payable which are related to the Company's leasehold land and buildings (see note 7). These loans aggregated to US$20,715 and US$12,341 as of December 31, 2011 and 2010 respectively. The expected maturities of these notes payable are within 1-5 years. Interest charges on these loans ranged from 2.2% to 7.2% per annum as of December 31, 2011 and ranged from 2.3% to 5.8% per annum as of December 31, 2010. Maturities of the notes payable are as follows:

	As of December 31,
	2011	2010
	US$	US$
2011	—	10,720
2012	13,215	713
2013	2,500	524
2014	2,500	307
2015	2,500	77

	20,715	12,341

(c)	The Company also had bank facilities of a gold loan which is related to the Company's leasehold land and buildings (see note 7). The Company had outstanding loans to purchase nil and 2,283 ounce of gold as of December 31, 2011 and 2010 with the related balances being US$nil and US$2,661 as of December 31, 2011 and 2010 respectively. The loan was due within 2011 and bore finance charge of 2.8% per annum in 2010. The related embedded derivate was in the amount of US$571 as of December 31, 2010 (see note 2(r)).

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES
11.	INCOME TAXES

The Company is subject to income taxes on an entity basis for income arising in or derived from the tax jurisdiction in which the respective entity domiciles and operates.

British Virgin Islands

The Company and its subsidiaries, Enzo International Holdings Limited, Enzo Jewelry Inc., and Wheels Bound Investments Limited are tax exempted companies incorporated in the BVI.

Hong Kong

The provision for current income taxes of the Company's subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the year ended December 31, 2011, 2010 and 2009, if applicable.

The People’s Republic of China

On March 16, 2007, the National People’s Congress of China enacted the PRC Enterprise Income Tax Law (the “New Tax Law”), under which foreign invested enterprises (the “FIEs”) and domestic companies would be subject to enterprise income tax at a uniform rate of 25%. There will be a five-year transition period for FIEs, during which they are allowed to continue to enjoy their existing preferential tax treatments. Preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “high and new technology enterprises”, whether FIEs or domestic enterprises. The new tax rate has become effective on January 1, 2008. On December 6, 2007, the State Council of the PRC issued New Enterprise Income Tax Implementation Regulations on the New Taxation Law (“New EIT Implementation Regulations”). The New Tax Law and New EIT Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for the years ending December 31, 2008, 2009, 2010, 2011 and 2012 respectively for Shenzhen PRC subsidiaries. On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”).

The deferred tax balance has been adjusted to reflect the tax rates that are expected to apply.

The list below shows the statutory tax rates and the applicable rate with preferential treatments of the Company’s major subsidiaries in the PRC for the years ended December 31, 2011, 2010 and 2009.

Name of subsidiary	Statutory tax rate 2009, 2010, 2011	Applicable rate with preferential treatments
		2011	2010	2009
Lorenzo (Shenzhen) Co., Ltd.	25%	12%	11%	0%
Lorenzo Heng Tong Jewellery (Shenzhen) Co., Ltd.	25%	25%	N/A	N/A
Shanghai Enzo Diamond Co., Ltd.	25%	25%	25%	25%
Shanghai Wanmei Jewelry Co.,Ltd.	25%	25%	25%	25%
Wonderful Jewelry (Shenzhen) Co., Ltd.	25%	24%	22%	20%

Lorenzo (Shenzhen) Co., Ltd. was regarded as a “Wholly Owned Foreign Enterprise” pursuant to a certificate issued by Yantian National Tax Bureau, Shenzhen dated April 28, 2008. The certificate is valid for five years commencing from its first profit-making year. According to the relevant PRC regulations, Lorenzo (Shenzhen) Co., Ltd. was exempted from income tax for two years starting from its first profit-making year, followed by a 50% reduction of tax for the next three years. Accordingly, it is entitled to enjoy a preferential tax rate of 12%, 11%, and 0% for the year ended December 31, 2011, 2010 and 2009 respectively.

Wonderful Jewelry (Shenzhen) Co., Ltd. was regarded as a “Foreign Invested Commercial Enterprise” in according to the Certificate of Approval dated July 20, 2006. Pursuant to the Guo Fa [2007]39 dated December 26, 2007 from the State Council, it permitted a 5 years transitional period with an increasing tax rate 2008 to 2012. According to the relevant PRC regulations, Wonderful Jewelry (Shenzhen) Co., Ltd. was entitled to enjoy a preferential tax rate of 24%, 22% and 20% for the year ended December 31, 2011, 2010 and 2009 respectively.

Without tax exemptions and tax reliefs, PRC income taxes would have increased and basic and diluted earnings per share would have decreased by the following amounts:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
	US$	US$	US$
Increased in PRC income tax	2,186	1,183	681

Decrease in basic earnings per share	0.07	0.05	0.03

Decrease in diluted earnings per share	0.07	0.04	0.03

Uncertain tax positions

The Company has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on its evaluation, the Company determined that no unrecognized tax benefits, including interest and penalties, were required as of January 1, 2007 when it first implemented its assessment and recognition of uncertain tax positions. It has no additional material uncertain tax positions as of December 31, 2011 and 2010 or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Company does not anticipate any significant increases or decreases to its assessment for unrecognized tax benefits within the next twelve months.

In general, the Hong Kong and PRC tax authorities have up to six and five years respectively to conduct examinations of the Company’s tax filings. Accordingly, the Hong Kong subsidiaries’ financial years 2006 to 2011 are subject to examination and assessment, except where protective assessments have been issued by the Hong Kong tax authorities before the six year time limit and the assessments are under objection, in which case the assessments are still subject to adjustments. The PRC subsidiaries’ tax years 2007-2010 remain open to examination by the PRC tax jurisdictions.

The Hong Kong Inland Revenue Department (the “IRD”) has audited the profits tax of Lorenzo Jewelry Limited (“LJHK”) for the years of assessment 2001/02 to 2004/05. Since 2008, various inquiries letter were issued to LJHK and an interview was conducted with the management of LJHK to obtain additional information on its profits tax returns and financial results. In consequences of the tax audit, LJHK’s profits tax returns for the fiscal years 2001 to 2011 remain subject to examination by the IRD.

In response to the tax audit, the Company has conducted internal investigations and engaged tax specialists to consult on the tax exposures, and has concluded that there is no additional tax exposure for the Company based on the technical merits of the tax positions taken in LJHK’s profits tax returns, and it is more likely than not to be sustained upon examination. Accordingly, no unrecognized tax benefits were recorded.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB0.1 million (approximate US$16) is specifically listed as a special circumstance. In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2010 and 2011 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. If these foreign earnings were to be repatriated in the future, the related tax liability may be reduced by any foreign income taxes previously paid on these earnings.

Income tax expense comprises of the following:

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
Current taxes:
For the year
- Arising in domestic subsidiaries	463	—	—
- Arising in foreign subsidiaries	3,808	2,869	315
Under (over) provision in prior years	(184)	50	(55)

Total current taxes	4,087	2,919	260

Deferred taxes arising in foreign subsidiaries for the year:
- Arising in domestic subsidiaries	(786)	—	—
- Arising in foreign subsidiaries	(1,233)	(42)	(29)

	(2,019)	(42)	(29)

Prepaid Tax expense
- Arising in foreign subsidiaries	(689)	—	—

Income taxes expense	1,379	2,877	231

Reconciliation to the expected statutory tax rate in Hong Kong of 16.5% (2010: 16.5% and 2009: 16.5%) is as follows:

	Year ended December 31,
	2011	2010	2009
	%	%	%
Statutory tax rate	16.5	16.5	16.5
Effect of utilisation of tax losses/deductible temporary differences previously not recognised	(12.4)	(5.3)	(11.8)
Effect of deductible temporary differences not recognised for the year	2.3	—	—
Effect of non-taxable incomes	(0.6)	(1.1)	(1.3)
Effect of non-deductible expenses	5.5	3.6	4.7
Effect of preferential tax rate on unrealised profits	1.1	—	—
Effect of different tax rates applicable to the subsidiaries	(4.5)	0.3	0.3
Effect of tax losses not recognised	4.9	1.5	1.8
Effect of (over) under provision of taxes on prior years	(1.6)	0.3	(1.4)
Others	0.8	2.3	(2.9)

Effective rate	12.0	18.1	5.9

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2011	2010
	US$	US$
Deferred Tax assets (current)	1,108	—
Deferred Tax assets (non-current)	1,083	111
Deferred Tax liabilities	(306)	(268)

	1,885	(157)

	As of December 31,
	2011	2010
	US$	US$
Deferred tax assets and liabilities
Net operating loss carry forwards	4,849	2,427
Allowance for doubtful debts	4	—
Inventory adjustment	511	—
Deferred revenue	(887)	—
Fair value adjustments	23	—
Accrued expenses	687	—
Depreciation	258	68
Valuation allowance	(3,560)	(2,500)
Others	—	(152)

Total deferred tax assets and liabilities	1,885	(157)

Movements of valuation allowance are as follows:

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
At the beginning of the year	2,500	2,839	3,676
Current year addition (reduction)	1,060	(339)	(837)
Change in tax rate	—	—	—
Deregistration of subsidiaries	—	—	—

At the end of the year	3,560	2,500	2,839

The cumulative amount of tax loss carried forward was US$8,779, and US$6,371, as of December 31, 2011 and 2010, respectively, for the Company’s certain subsidiaries in Hong Kong and the PRC. The PRC net operating loss will expire beginning 2015, while the losses could be carried forward indefinitely in Hong Kong.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets in relation to the tax loss carried forward will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Based on the history of the Company’s profitability, management believes that it is more likely than not that the Company will realize the benefits of the deferred tax assets of US$2,191 and US$111, net of valuation allowances as of December 31, 2011 and 2010.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
LEASES
12.	LEASES

The Company is obligated under capital leases agreement of motor vehicles that will expire during 2012. At December 31, 2011 and 2010, the gross amount of the motor vehicles and related accumulated amortization recorded under capital leases were as follows:

Amortization of assets held under capital leases is included with depreciation expenses.

The Company leases certain of its office and factory premises under various operating leases which the rent payables are charged to the consolidated statements of income on a straight-line basis over the term of the relevant leases including any periods of free rent. In addition to the future minimum lease payments, the terms of the leases in respect of the retail shops in the PRC and Hong Kong provide for the payment of contingent rentals based on a percentage of sales in excess of stipulated amounts. Rental expenses for operating leases for the years ended December 31, 2011, 2010 and 2009 consisted of the following:

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
Minimum rentals	8,856	4,072	2,935
Contingent rentals	17,572	11,026	8,984

Total rental expenses	26,428	15,098	11,919

Future minimum capital lease payments under capitalized leases and non-cancellable operating leases are approximately as follows:

	As of December 31, 2011		As of December 31, 2010
	Capitalized leases	Operating leases	Capitalized leases	Operating leases
	US$	US$	US$	US$
2011	—	—	52	2,772
2012	31	6,853	31	688
2013	—	2,207	—	47
2014	—	787	—	45
2015	—	42	—	66
2016	—	20	—	—

Total future minimum lease payments	31	9,909	83	3,618

Less: Amount representing interest at 3.5%	(1)		(5)

Present value of net minimum capital lease payments	30		78
Less current instalments of obligations under capital leases	(30)		(48)

Obligations under capital leases, excluding current instalments	—		30

The Company leases certain of its office and quarters from a related party with two years lease terms expiring in 2012 and 2013. Rental expenses for operating leases paid to the related party are included in the data presented above. Total rent expenses associated with these leases were US$231, US$240 and US$246 for the years ended December 31, 2011, 2010 and 2009 respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

(a)	Commitments

As of December 31, 2011, 2010 and 2009, the Company had capital expenditure commitments of US$954, US$132 and US$97 respectively, and purchases of goods commitment of US$3,178, US$2,002 and US$1,262 respectively.

(b)	Legal Proceedings

The Company is exposed to certain asserted and unasserted potential claims. There can be no assurance that, with respect to potential claims made against the Company, the Company could resolve such claims under terms and conditions that would not have a material effect on its business, its liquidity or financial results. Periodically the Company reviews the status of each significant matter and assesses its potential financial exposure. An estimated loss from a loss contingency is accrued by a charge to income if information available before the financial statements are issued or are available to be issued indicates that it is probable that a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation and may revise estimate. Presently, no accrual has been estimated for potential losses that may or may not arise from the current lawsuits in which the Company is involved.

Common Stock and Warrants	12 Months Ended
Dec. 31, 2011
Common Stock and Warrants [Abstract]
COMMON STOCK AND WARRANTS
14.	COMMON STOCK AND WARRANTS

(a)	Common stock

(i) In September 2006, the Company entered into a securities purchase agreement with certain institutional investors for the issuance of shares of common stock and warrants to purchase shares of common stock. The Company sold to the investors an aggregate of 1,466,668 units at a purchase price of $3.75 per unit, each unit consisting of one share of common stock and a short-term warrant and a long-term warrant (note 14(b)(i)).

(ii) In October 2010, the Company entered into a securities purchase agreement with certain institutional investors for the issuance of shares of common stock by the Company and issuance of warrants by the Company's jewelry retail subsidiary, ENZO. The Company sold to the investors an aggregate of 4,000,000 shares of common stock at a purchase price of US$3.25 per share, raising US$12,210 after placement costs. Concurrently, ENZO issued warrants to the investors to acquire a number of shares of common stock of ENZO which equal to 4.25% of the outstanding equity of ENZO when the market valuation of ENZO upon completion of the offering and valued at the public offering price of ENZO common stock is equal to or greater than US$300 million.

(iii) A total of 1,454,000, 1,385,000 and 857,500 shares of common stock of the Company were issued during the year ended December 31, 2011, 2010 and 2009 respectively upon exercise of stock options.

As of December 31, 2011, the Company had 30,607,672 shares of common stock issued.

(b)	Warrants

	As of December 31,
	2011	2010	2009
	Number of warrants	Number of warrants	Number of warrants
Outstanding, beginning of year	456,000	329,334	499,785
Granted	—	—	—
Adjusted (note (i))	—	126,666	—
Exercised	—	—	—
Expired	—	—	(170,451)

Outstanding, end of year	456,000	456,000	329,334

The following table shows the warrants outstanding as of December 31, 2011.

Date of grant	Notes	Number of warrants outstanding	Exercise price
September 25, 2006	(i)	456,000	US$3.25 per share

		% of underlying equity interest of ENZO
October 26, 2010	(ii)	7%	US$21 million

May 3, 2011	(iii)	10.35%	US$25.875 million

(i)	On September 25, 2006, the Company issued short-term and long-term warrants to the investors of a private placement. The short-term warrants represent an option to purchase in the aggregate up to 236,909 shares of common stock at $4.221 per share at any time during the period from September 25, 2006 until February 5, 2007, which have been exercised in 2007, and the long-term warrants represent a five-year option to purchase in the aggregate up to 366,668 shares of common stock at $4.50 per share at any time during the period from March 25, 2007 until March 25, 2012.

The Company has also issued warrants to the placement agent of the private placement to purchase 29,333 shares of the Company. The warrants issued to the placement agent are identical to the long-term warrants.

The anti-dilutive provisions contained in the warrant agreements provides that the exercise price of the outstanding warrants is subject to adjustment when the Company issues common stock in certain circumstances at a price lower than the exercise price of the warrants. Subsequent to the private placement completed in October 2010 (note 14(a)(ii)), the outstanding warrants of 329,334, which represents the warrants hold by both the investors and the placement agent, at exercise price of US$4.5 per share was adjusted to 456,000 at exercise price of US$3.25 per share.

(ii)	In October 2010, in connection of the issuance of a number of common shares of the Company to some institutional investors (note 14(a)(ii)), ENZO also issued warrants to these investors to purchase a number of shares of common stock of ENZO which equal to 4.25% of the outstanding equity of ENZO when the market valuation of ENZO upon completion of the offering and valued at the public offering price of ENZO common stock is equal to or greater than US$300 million. The exercise price is a price per share which is determined as of the share determination time equal to the quotient determined by dividing the holder’s pro rata portion of US$12.75 million by the share quantity.

ENZO has also issued warrants to the placement agent of the private placement to purchase a number of shares of common stock of ENZO which equal to 2.75% of the outstanding equity of ENZO when the market valuation of ENZO upon completion of the offering and valued at the public offering price of ENZO common stock is equal to or greater than US$300 million. The warrants issued to the placement agent are identical to the warrants issued to the investors. The exercise price is a price per share which is determined as of the share determination time equal to the quotient determined by US$8.25 million by the share quantity.

The warrants expire at the earlier of (i) October 26, 2014 or (ii) the business day immediately preceding an initial public offering of ENZO.

The fair value of warrants was valued using the Black-Scholes option pricing model, with the assistance of an independent valuation firm. The fair value of the warrants was determined to be insignificant at issuance date and subsequently at the end of each reporting period presented. The Company allocated the aggregate proceeds from the private placement between common stock and the underlying warrants, with the common share proceeds included in additional paid in capital.

(iii)	On May 3, 2011, ENZO issued 359,826 redeemable preferred shares to some institutional investors, to fund expenditures for new store openings, marketing expenses and general working capital related to the expansion of its retail business in the PRC (note 17). As part of the transaction, ENZO also issued some warrants to these institutional investors. The warrants are exercisable any time after the issuance date, in whole or in part, with the exercise price per share being the quotient determined by dividing the holders’ pro rata portion of US$25,875 by holders’ pro rata portion of 10.35% of the common stock deemed outstanding of ENZO on a fully diluted basis, on the date of the exercise note. The exercise price of the warrants shall be adjusted by certain dilutive events of ENZO, such as stock splits, stock dividends, recapitalization, or the declaration of dividends or assets by way of return of capital.

The warrants will expire in forty-eight months after the issuance date, or if an initial public offering of ENZO (“ENZO IPO”) occurs prior to such date, then the expiry date will be eighteen months following the ENZO IPO; provided that if the ENZO IPO has not occurred by such forty-eight month date, then the expiration date shall automatically be extended by another 12 months or such other time as may be agreed to in writing by the warrant holders. If the ENZO IPO occurs during the extension period, the extension period will be automatically extended to eighteenth month after the date of the ENZO IPO.

The warrants holders can also elect to exercise the flip-over option to convert the warrants into the common shares of the Company, and the share quantity to be converted into shall be the quotient of 10.35 over 28.27, multiple by the total percentage of the Company’s issued and outstanding share capital that the holders of all the ENZO Preferred Shares would be entitled to receive at the relevant time of determination in the event that a Flip Option (note 17) is exercised at such time in respect of all the ENZO Preferred Shares issued. In the event that a flip-over option is exercised in respect of any warrant, the expiration date of such warrants will be automatically amended to reflect the date falling 18 months after the flip-over option is exercised in respect of such warrants.

The warrant holders are not entitled to vote or receive dividends from ENZO.

The warrants were recorded as liabilities as the number of shares of ENZO to be obtained is variable, and initially recorded at fair value at issuance date. The fair value of the warrants was US$3.03 million and US$2.07 million at the time of issuance and as of December 31, 2011, respectively. Changes in fair value of the warrants in each reporting period are included in the consolidated statement of operations. A gain of US$954 from the change in fair value of the warrants was recognized in the consolidated statement of operations during the year ended December 31, 2011 (note 23).

The fair value of the warrants was determined by adopting the Monte Carlo simulation valuation methodology, with the assistance of an independent valuation firm, using the following assumptions:

Assumptions for ENZO	Valuation as of May 3, 2011	Valuation as of December 31, 2011
Underlying asset value	$132,100	$142,300
Risk free rate	0.95%	0.31%
Volatility of the warrant	35.54%	33.93%
% of share of the Company upon the exercise of flip-over option of the warrant	9.69	9.69

When estimating the fair values of the underlying asset value of ENZO as of the issuance date, the Company first determined its enterprise value by means of the discounted cash flow method. The discounted cash flow derived by management considered the ENZO’s future business plan, specific business and financial risks, the stage of development of the ENZO’s operations and economic and competitive elements affecting the ENZO’s business, industry and market. Volatility is the adjusted annualized standard deviation of the continuously compounded rates of daily return on the daily adjusted share price, with the adoption of the average of volatilities of the comparable companies of ENZO. Risk free rate used is based on the corresponding yield to maturity of respective US Sovereign Strips as at the valuation dates.

Employee Retirement Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Retirement Benefit Plans/Statutory Reserves [Abstract]
EMPLOYEE RETIREMENT BENEFIT PLANS
15.	EMPLOYEE RETIREMENT BENEFIT PLANS

Following the introduction of the Mandatory Provident Fund (MPF) legislation in Hong Kong, the Company has participated in the defined contribution mandatory provident fund since December 1, 2000. Both the Company and its employees in Hong Kong make monthly contributions to the fund at 5% of the employees’ earnings as defined under the MPF legislation. The 5% monthly contribution of the Company and the employees are subject to a cap of US$0.128 per month and thereafter contributions are voluntary. When employees leave the MPF scheme prior to vesting fully in voluntary contributions, the contributions payable by the Company are reduced by the amount of forfeited contributions.

The amount of forfeitures in respect of the MPF scheme, which was available to reduce the Company’s contribution payable, for the year ended December 31, 2011, 2010 and 2009 was US$10, US$12 and US$12 respectively.

The full-time employees of the PRC subsidiaries are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The state-sponsored retirement plan will be responsible for the entire pension obligations for the actual pension payments or post-retirement benefits beyond the annual contributions.

Contributions paid and payable by the Company in respect of the employee retirement benefit plans charged to the consolidated statement of operations were US$3,590, US$2,135 and US$1,771 for the years ended December 31, 2011, 2010 and 2009 respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
16.	STOCK-BASED COMPENSATION

(a)	Stock incentive plan

On June 1, 1998, the Company adopted a stock option plan (the “1998 Plan”) which was approved by the shareholders on December 9, 1998. The 1998 Plan allows the Board of Directors, or a committee thereof at the Board’s discretion, to provide for a total of 2,000,000 stock options to officers, directors, key employees and advisors of the Company.

Out of the stock options provided, 1,285,000 stock options were issued in accordance with the terms of the 1998 Plan on April 12, 1999 to certain officers, directors, key employees and advisors of the Company at an exercise price of US$5.0 per share (the fair market value of the common stock as of April 12, 1999) and are exercisable during the period from April 12, 1999 to April 11, 2010.

Pursuant to the 1999 Annual Meeting of the Shareholders on December 15, 1999, the authorized number of stock options of the 1998 Plan was increased from 2,000,000 to 4,000,000. The purchase price of the shares of the Common Stock covered by the 1998 Plan shall be at least 100% of the fair market value per share of such shares on the date of grant, with a term of ten years. As of December 31, 2011, 3,990,000 options had been exercised and 10,000 options to purchase the Company’s shares of common stock under the 1998 Plan were outstanding.

On July 1, 2003, the Company adopted the second stock option plan (the “2003 Plan”) which was approved by the shareholders on December 5, 2003. The 2003 Plan allows the Board of Directors, or a committee thereof at the Board’s discretion, to provide for a total of 4,000,000 stock options to officers, directors, key employees and advisors of the Company. The purchase price of the shares of the common stock covered by the 2003 Plan could be less than, equal to or greater than 100% of the fair market value of the Common Stock at the time of grant, with a term of ten years. As of December 31, 2011, 3,448,500 options had been exercised, 172,000 had expired, and 379,500 options to purchase the Company’s shares of common stock under the 2003 Plan were outstanding.

On July 1, 2005, the Company adopted and approved the third stock option plan (the “2005 Plan”) which was approved by the shareholders on September 26, 2005. Options granted under the 2005 Plan will constitute either incentive stock options within the meaning of Section 422 of the United States Internal Revenue Code of 1986, as amended, or options which constitute nonqualified options at the time of issuance of such options. The 2005 Plan provides that incentive stock options and/or nonqualified stock options may be granted to our officers, directors, employees and advisors selected by the compensation committee. A total of 4,000,000 shares of common stock are authorized and reserved for issuance during the term of the 2005 Plan, which expires in June 2015. The compensation committee has the sole authority to interpret the 2005 Plan and make all determinations necessary or advisable for administering the 2005 Plan. The exercise price for any incentive option and nonqualified option may be less than, equal to or greater than 100% and 110% respectively of the fair market value of the shares as of the date of grant.

Upon the exercise of the option, the exercise price must be paid in full either in cash, shares of the Company’s stock or a combination. If any option is not exercised for any reason, such shares shall again become available for the purposes of the 2005 Plan. As of December 31, 2011, 3,895,000 options had been exercised and 105,000 options to purchase the Company’s shares of common stock under the 2005 Plan were outstanding.

On August 8, 2008, the Company adopted and approved the fourth stock option plan (the “2008 Plan”) which was approved by the shareholders on November 14, 2008. Options granted under the 2008 Plan will constitute either incentive stock options within the meaning of Section 422 of the United States Internal Revenue Code of 1986, as amended, or options which constitute nonqualified options at the time of issuance of such options. The 2008 Plan provides that incentive stock options and/or nonqualified stock options may be granted to our officers, directors, employees and advisors selected by the compensation committee. A total of 4,000,000 shares of common stock are authorized and reserved for issuance during the term of the 2008 Plan, which expires in August 2018. The compensation committee has the sole authority to interpret the 2008 Plan and make all determinations necessary or advisable for administering the 2008 Plan. The exercise price for any incentive option and nonqualified option may be less than the fair market value of the shares as of the date of grant.

Upon the exercise of the option, the exercise price must be paid in full either in cash, shares of the Company’s stock or a combination. If any option is not exercised for any reason, such shares shall again become available for the purposes of the 2008 Plan. As of December 31, 2011, 1,763,000 options had been exercised and 2,237,000 options to purchase the Company’s shares of common stock under the 2008 Plan were outstanding.

During fiscal years 2011, 2010 and 2009, the Company has granted nil, nil and 4,000,000 stock options respectively, with a fair value of approximately US$nil, US$nil and US$1,417 respectively. Total compensation expenses of US$156, US$442 and US$1,043 was recognized in income for the years ended December 31, 2011, 2010 and 2009 respectively, relating to the amortization of the fair value associated with all option grants. As of December 31, 2011 and 2010, there was US$122 and US$277 unrecognized compensation cost related to unvested share options granted to employees of the Company. The unvested share options expense relating to the stock options of the Company is expected to be recognized over a weighted-average period of 2.2 years on a straight-line basis over the service periods.

The fair value of these options was estimated on the date of grant (February 17, 2009) using the Black-Scholes valuation model, with the assistance of an independent valuation firm, using the following weighted-average assumptions:

Year ended December 31, 2009
Expected dividend yield	—
Expected stock price volatility	95%
Risk-free interest rate	1.22%
Expected life of options	3.19 years

The weighted average fair value per option granted during the years ended December 31, 2009 was US$0.35.

Notes:

(1)	Expected dividend yield:

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.

(2)	Expected stock price volatility:

The expected volatility of each trance of the share options was based on historical volatility of the share price of the Company over the period that is equal to the expected life of the grant date.

(3)	Risk-free interest rate:

Risk-free interest rate was estimated with reference to generic yields of the US Treasury instruments with duration similar to the expected life of the options.

(4)	Expected life:

The Company estimated the expected life of each trance of the share options as the period from the valuation date to the maturity date of each tranche of the share options respective.

The stock options activities and related information are summarized as follows:

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise Price
		US$		US$		US$
Outstanding, beginning of year	4,185,500	0.72	5,570,500	0.66	2,428,000	0.68
Granted	—	—	—	—	4,000,000	0.60
Exercised (note 14(a)(iii))	(1,454,000)	0.60	(1,385,000)	0.48	(857,500)	0.41
Cancelled	—	—	—	—	—	—
Expired	—	—	—	—	—	—

Outstanding, end of year	2,731,500	0.79	4,185,500	0.72	5,570,500	0.66

Fair value of options vested (US$’000) during the year :	682		671		476

Aggregate intrinsic value (US$’000) of:
-Exercised options during the year	4,203		3,859		1,707

Exercise price equals to market price on date of grant	2,237,000	0.60	3,618,000	0.60	4,000,000	0.60
Exercise price exceeds the market price on date of grant	494,500	1.66	567,500	1.52	1,570,500	0.68

	2,731,500	0.79	4,185,500	0.72	5,570,500	0.66

Range of exercise price
- US$0.40	105,000	0.40	170,000	0.40	1,150,000	0.40
- US$0.60	2,237,000	0.60	3,618,000	0.60	4,000,000	0.60
- US$2.00	389,500	2.00	397,500	2.00	420,500	2.00

	2,731,500	0.79	4,185,500	0.72	5,570,500	0.66

Exercisable, end of year
- exercise price at US$0.40	15,000	0.40	65,000	0.40	980,000	0.40
- exercise price at US$0.60	1,081,000	0.60	1,040,000	0.60	—	—
- exercise price at US$2.00	389,500	2.00	397,500	2.00	420,500	2.00

	1,485,500	0.97	1,502,500	0.96	1,400,500	0.88

Aggregate intrinsic value of exercisable options (US$'000)	1,450		4,400		2,198

Weighted average remaining contractual life
- exercise price at US$0.40	0.82 year		0.82 year		0.21 year
- exercise price at US$0.60	0.13 year		0.13 year		—
- exercise price at US$2.00	1.49 years		2.49 years		3.49 years

Outstanding options, end of year
- exercise price at US$0.40	105,000	0.40	170,000	0.40	1,150,000	0.40
- exercise price at US$0.60	2,237,000	0.60	3,618,000	0.60	4,000,000	0.60
- exercise price at US$2.00	389,500	2.00	397,500	2.00	420,500	2.00

	2,731,500	0.79	4,185,500	0.72	5,570,500	0.66

Aggregate intrinsic value of outstanding options (US$’000)	3,112		13,248		9,947

Weighted average remaining contractual life of outstanding options	1.27 years		1.62 years		2.38 years

All options issued, other than 1,246,000 options, are immediately exercisable as of December 31, 2011. The 1,246,000 options are issued and outstanding but only vested over the service periods in additional increments of 437,000 in each of 2012 and 2013, 327,000 in 2014 and 15,000 in each of 2015 to 2017.

Convertible Redeemable Preferred Shares of a Subsidiary	12 Months Ended
Dec. 31, 2011
Convertible Redeemable Preferred Shares of a Subsidiary [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES OF A SUBSIDIARY
17.	CONVERTIBLE REDEEMABLE PREFERRED SHARES OF A SUBSIDIARY

On May 3, 2011, ENZO issued 359,826 convertible redeemable preferred shares (the “ENZO Preferred Shares”) for an aggregate purchase price of US$41.38 million (US$115 per share). The issuance of the preferred shares was for the purpose of funding expenditures for new store openings, marketing expenses and general working capital related to expansion of ENZO’s retail business in the PRC.

The holders of the ENZO Preferred Shares have various rights and preferences as follows:

Conversion

The ENZO Preferred Shares are voluntary convertible into ordinary shares of ENZO on a one-to-one basis at any time after the date of issuance, without payment of any additional consideration. All outstanding ENZO Preferred Shares shall be automatically converted into fully paid ordinary shares of ENZO immediately upon the completion of an initial public offering of the ordinary shares of ENZO, on the main board of the Stock Exchange of Hong Kong or another Asian or international stock exchange, with an value of ENZO at no less than US$300 million (the “Qualified IPO”). The conversion price for both the voluntary or automatic conversion is adjusted for certain dilutive events, including but not limited to share split, subdivision, capital reorganization, reclassification, recapitalization, merger, upon issuance of additional shares of ENZO at less than the original conversion price, or other dilutive issuances of shares.

Redemption

The ENZO Preferred Shares are redeemable any time after a redemption event, at the option of the holders at an amount equal to the original contribution plus 22% internal rate of return per annum from preferred shares issuance date to redemption date, and all declared but unpaid dividends. A redemption event (“Redemption Event”) includes: ENZO has not completed a Qualified IPO on or before the 3rd anniversary of the completion date (May 3, 2014), the Company materially breaches any transaction documents, and upon any change of control.

Flip-over option

In the event that a Qualified IPO has not occurred by May 3, 2014, each preferred shareholder can choose to cause ENZO to redeem the preferred shares in accordance with the redemption provisions set out above, or exchange the ENZO Preferred Shares into common shares of the Company through a flip-over option (the “Flip Option”). The exchange ratio of the Flip Option is the greater of:

(a)	33.80 newly issued common shares of the Company (as adjusted for any share split, dividends, or other dilutive events occurring after the completion date of the ENZO Preferred Shares); and

(b)	based on the following formula at the time of determination:

(the number of ordinary shares issuable upon conversion of a preferred shares / the aggregate number of ordinary shares issued and outstanding) x (retail profit of ENZO / total profit of the Company)

The retail profits of ENZO and total profit of the Company are determined as the net operating profit, on a consolidated basis based on the higher of (i) the audited consolidated financial statements for the fiscal year immediately preceding the date of determination, and (ii) the annualized consolidated financial statements for the immediately preceding two quarters; provided that total profits shall be deemed as one cent should actual numbers be lower than one cent, and the ratio of retail profits over total profits shall be capped at a maximum 1.2.

Liquidation Preference

Upon any liquidation events, the holders of the ENZO Preferred Shares are to be paid out of the assets of ENZO’s available for distribution to its members before any payment shall be made to the holders of ordinary shares, an amount per share equal to the aggregate amount of the original contribution, plus 22% internal rate of return per annum from completion date to redemption date, and all declared but unpaid dividends.

Dividends and voting rights

ENZO shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the ENZO unless the holders of the ENZO Preferred Shares then outstanding shall first or simultaneously receive, a dividend on each outstanding preferred share in an amount such holder will have received as if that preferred share has been converted into an ordinary share at the time such dividend is declared.

The preferred shareholders are entitled to voting together with ordinary shareholders of ENZO as a single class, and are entitled to the number of voting right on an as-if converted basis.

Transferability

Fully or partly paid up preferred shares are at all times fully transferable.

Warrants

As part of the transaction and with at no additional considerations, ENZO Preferred Shareholders are also granted warrants to acquire up to 10.35% of additional equity interest of ENZO. Please refer to note 14(b)(iii) for details.

No cash dividends were declared by ENZO on the preferred shares for the year ended December 31, 2011.

The ENZO Preferred Shares were classified as mezzanine equity of the Company as these preferred shares can be redeemed at the option of the holders any time after a Redemption Event, which is outside the control of the Company. The Company recorded the initial carrying amount of the ENZO Preferred Shares at the date of issuance at US$35.6 million, which was the total proceed from the issuance of US$41.38 million net of issuance costs of US$1.77 million, and after the bifurcations of the Flip Option with fair value of US$980 and the warrants with fair value of US$3.03 million at issuance date as disclosed in note 14(iii).

The ENZO Preferred Shares have no beneficial conversion features as the conversion price is lower than the fair value of the ordinary shares of ENZO at the commitment date of May 3, 2011.

The carrying amount of the ENZO Preferred Shares were subsequently accredited to the redemption value, based on the effective interest method, over the period from the issuance date to the earliest redemption date of May 3, 2014, with the charges recorded as deemed dividends to ENZO preferred shareholders in retained earnings. Deemed dividends of US$6.4 million has been recorded for the year ended December 31, 2011.

The Flip Option is considered an embedded derivative and has been bifurcated and recorded as a warrants and options liabilities on the consolidated balance sheets, at a fair value of US$980 and US$11 at the date of issuance and as of December 31, 2011 respectively. The change in fair value of US$969 has been recorded in earnings (note 23).

The fair value of the Flip Option was determined by adopting the Monte Carlo simulation valuation methodology, with the assistance of an independent valuation firm, using the following assumptions:

Assumptions for the Shares of the Company	Valuation as of May 3, 2011	Valuation as of December 31, 2011
Underlying asset value	$3.59	$1.92
Risk free rate	0.95%	0.31%
Volatility	45.49%	49.43%
Number of share issued upon exercise of the Flip Option	12,163,018	12,163,018
Correlation with ENZO share	0.95	0.95

The underlying asset value of each Flip Option was determined by the share price of the Company as at the valuation dates, adjusted by the dilution effect on the share price upon the exercise of the Flip Option. Volatility is the adjusted implied volatility from options with underlying as the Company’s shares. Risk free rate used is based on the corresponding yield to maturity of respective US Sovereign Strips as at the valuation dates.

Reconciliation of the Redeemable Noncontrolling Interest (Mezzanine Equity)

US$
Beginning balance – January 1, 2011	—
Issuance	35,602
Deemed dividend (Accretion)	6,428

Ending balance – December 31, 2011	42,030

Net income allocated to redeemable non-controlling interest for the year ended December 31, 2011 is US$1,440 as shown in note 18 as net income allocated to participating securities for the purpose of determination of earnings per share.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
18.	EARNINGS PER SHARE

The following table sets forth the reconciliation of basic and diluted earnings per share for the years ended December 31:

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
Net income attributable to common shareholders of LJ International Inc.	3,673	12,994	3,689
Less: net income allocated to participating securities	(1,440)	—	—

Numerator for basic and dilutive earnings per share	2,233	12,994	3,689

Weighted average common shares outstanding:
Denominator for basic earnings per share	30,233,551	25,343,557	23,229,987
Dilutive effect of warrants issued	30,007	31,021	—
Dilutive effect of options issued	1,163,563	1,282,417	871,867

Denominator for diluted earnings per share	31,427,121	26,656,995	24,101,854

Net income per common share attributable to LJ International Inc. common shareholders :
Earnings per share - basic	0.07	0.51	0.16
Earnings per share - diluted	0.07	0.49	0.15

During the years ended December 31, 2011, 2010 and 2009, the Company had securities which would potentially dilute earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive. Such outstanding securities consists of 359,826 ENZO Preferred Shares that contains the Flip Option to entitle the holders to convert the preferred shares into common shares of the Company (note 17), the warrants of ENZO as described in note 14 (iii) which entitle the holders to exercise the flip-over option to convert the warrants into the common shares of the Company, and 456,000 share options as of December 31, 2011. Such outstanding antidilutive securities include nil and 329,334 share options as of December 31, 2010 and 2009 respectively.

Statutory Reserves	12 Months Ended
Dec. 31, 2011
Employee Retirement Benefit Plans/Statutory Reserves [Abstract]
STATUTORY RESERVES
19.	STATUTORY RESERVES

According to the laws and regulations of the PRC, the Company’s subsidiaries are required to provide for certain statutory funds, namely, the general reserve fund and staff and workers’ bonus and welfare fund, which are appropriated from net profit (after making good losses from previous years), but before dividend distribution.

The Company’s subsidiaries in the PRC are required to allocate at least 10% of its net profit as reported in accordance with the generally accepted accounting principles in the PRC (the “PRC GAAP”) to the statutory reserve fund until the balance of such fund reaches 50% of its registered capital. The general reserve fund can only be used, upon approval by the relevant authority, to offset against accumulated losses or to increase capital.

Appropriation to the staff and workers’ bonus and welfare fund, which is determined at the discretion of the board of directors of the Company, is expensed as incurred in the consolidated statements of income. The staff and workers’ bonus and welfare fund can only be used for special bonuses or collective welfare of employees.

As of December 31, 2011 and 2010, the statutory reserve fund amounted to US$3,146 and US$1,397 respectively.

In addition, due to restrictions on the distribution of registered capital from the Company’s PRC subsidiaries, the PRC subsidiaries’ registered capital of US$71,809 and US$31,587 as of December 31, 2011 and 2010, respectively, were considered restricted. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to US$74,955 and US$32,985 as of December 31, 2011 and 2010, respectively. The condensed financial information of LJ International Inc. has been presented for the years ended December 31, 2011, 2010 and 2009 on Schedule I.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

(a)	Names and relationship of related parties:

Existing relationships with the Company
Yu Chuan Yih	Director and major beneficial shareholder of the Company

Tanzanite (H.K.) Limited	Common director

Andrew N. Bernstein	Non-executive director

Ng Hon Tak	Director and shareholder of the Company

(b)	Summary of balances with related parties:

	As of December 31,
	2011	2010
	US$	US$
Certain banking facilities granted to the Company collateralized by properties owned by Yu Chuan Yih and his personal guarantee to the extent of	53,560	40,155

Shareholder’s loan to a subsidiary	1,583	—

The shareholder’s loan is unsecured, interest free, repayable in 2012, and relate to working capital nature.

(c)	Summary of related party transactions:

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
Expenses:
Rental expense to Tanzanite (H.K.) Limited	231	240	246
Legal fee to Andrew N. Bernstein,P.C.	194	189	140
Director’s fee to Andrew N. Bernstein	12	12	12

	437	441	398

The Company leases certain of its office and quarter from Tanzanite (H.K.) Limited. The leases are for two years term expiring in 2012 and 2013. The Company may terminate these tenancies at any time after the expiration of the first 12 months after the commencement of the term of tenancies, by giving the landlord no less than two months’ prior notice.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

An operating segment is a component of an enterprise about which discrete financial information is available, its operating results are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company evaluates segment performance and allocates resources based on several factors of which the primary financial measures are revenues from external customers and operating income. As a result, the Company considers that it has two operating segments, (i) manufacture and wholesale of jewelry products, and (ii) retail of jewelry products.

Contributions of the major activities, profitability information and asset information are summarized below:

	Manufacture and wholesale	Retail	Corporate	Total
	US$	US$	US$	US$
Year ended December 31, 2011
Segment revenue from external customers	69,391	112,789	—	182,180

Revenue from intra-segment	4,177	1	(4,178)	—

(Loss) income from operations	(781)	11,897	(1,479)	9,637
Interest income	233	121	—	354
Change in fair value of warrants and options liabilities	—	1,923	—	1,923
Exchange gain	—	1,432	—	1,432
Loss on sales of securities-for-sale and held for sale securities	(59)	(191)	—	(250)
Interest expenses	(685)	(915)	—	(1,600)

(Loss) income before income taxes and noncontrolling interests	(1,292)	14,267	(1,479)	11,496
Income taxes	(653)	(726)	—	(1,379)
Net income attributable to noncontrolling interests	(16)	—	—	(16)

Net (loss) income	(1,961)	13,541	(1,479)	10,101

Significant non-cash items
-Depreciation	1,904	2,837	—	4,741
-Impairment loss of long-lived assets	2,324	113	—	2,437
-Write down of excess and obsolete inventory	303	—	—	303
-Noncontrolling interests	(16)	—	—	(16)
-Stock-based compensation cost	—	—	156	156

Segment assets	98,745	173,251	—	271,996
Total expenditures for additions to long-lived assets	2,992	8,754	—	11,746

	Manufacture and wholesale	Retail	Corporate	Total
	US$	US$	US$	US$
Year ended December 31, 2010
Segment revenue from external customers	61,682	78,866	—	140,548

Revenue from intra-segment	4,496	35	(4,531)	—

Income (loss) from operations	4,525	11,572	(1,844)	14,253
Interest income	62	7	—	69
Exchange gain	39	604	—	643
Gain on sales of securities	258	—	—	258
Gain on disposal of property held for lease	1,635	—	—	1,635
Interest expenses	(812)	(166)	—	(978)

Income (loss) before income taxes and noncontrolling interests	5,707	12,017	(1,844)	15,880
Income taxes	(886)	(1,991)	—	(2,877)
Net income attributable to noncontrolling interests	(9)	—	—	(9)

Net income (loss)	4,812	10,026	(1,844)	12,994

Significant non-cash items
-Depreciation	1,029	1,750	—	2,779
-Write down of excess and obsolete inventory	262	—	—	262
-Noncontrolling interests	9	—	—	9
-Stock-based compensation cost	—	—	442	442

Segment assets	87,183	88,574	—	175,757
Total expenditures for additions to long-lived assets	3,964	2,650	—	6,614

	Manufacture and wholesale	Retail	Corporate	Total
	US$	US$	US$	US$
Year ended December 31, 2009
Segment revenue from external customers	59,733	50,790	—	110,523

Revenue from intra-segment	2,528	57	(2,585)	—

Income (loss) from operations	1,846	4,542	(1,777)	4,611
Interest income	137	10	—	147
Interest expenses	(811)	(31)	—	(842)

Income (loss) before income taxes and noncontrolling interests	1,172	4,521	(1,777)	3,916
Income taxes	(171)	(60)	—	(231)
Net loss attributable to noncontrolling interests	4	—	—	4

Net income (loss)	1,005	4,461	(1,777)	3,689

Significant non-cash items
-Depreciation	914	1,283	—	2,197
-Noncontrolling interests	(4)	—	—	(4)
-Stock-based compensation cost	—	—	1,043	1,043

Segment assets	82,970	50,787	—	133,757
Total expenditures for additions to long-lived assets	295	1,415	—	1,710

(a)	Geographical areas

The following summarizes the Company's revenue from the following geographic areas (based on the location of the customer).

	Year ended December 31,
	2011	2010	2009
	US$	US$	US$
Revenue from external customers:
US	46,513	39,581	36,380
Canada	3,301	2,819	2,845
Europe and other countries	15,919	16,752	18,110
Japan	1,276	1,291	1,115
PRC (including Hong Kong and Macau)	115,171	80,105	52,073

	182,180	140,548	110,523

	As of December 31,
	2011	2010
	US$	US$
Carrying amount of long-lived assets:
Hong Kong	4,790	5,514
PRC	10,312	5,019
US	—	1

Total long-lived assets (excluding goodwill)	15,102	10,534
Reconciling items:
Others	256,878	165,223

Total consolidated assets	271,980	175,757

Significant Concentrations and Risks	12 Months Ended
Dec. 31, 2011
Significant Concentrations and Risks [Abstract]
SIGNIFICANT CONCENTRATIONS AND RISKS
22.	SIGNIFICANT CONCENTRATIONS AND RISKS

(a)	Revenue concentrations

The Company derived operating revenue from a major customer of the manufacturing and wholesale segment, which accounted for over 10% of operating revenue for three years period ended December 31, 2011.

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009
	US$	%	US$	%	US$	%
Customer A	11,497	6	11,743	8	11,008	10

The accounts receivable for more than 10% are as follows:

	As of December 31, 2011	As of December 31, 2010	As of December 31, 2009
	US$	US$	US$
Customer A	2,219	3,111	784
Customer B	—	24	2,980
Customer C	7,693	—	—

(b)	Dependence on suppliers

The Company sourced supplies and raw materials from a variety of suppliers, and the Company did not believe the loss of any of our suppliers would have a material adverse effect on our business. Alternative sources of supply for raw materials for production of jewelry are readily available.

The following suppliers of gold, diamonds and gemstones accounted for 10% or more of total purchases during three years period ended December 31, 2011:

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009
	US$	%	US$	%	US$	%
Supplier A	29,935	19	23,407	24	17,483	34
Supplier B	13,840	9	7,174	7	5,266	10
Supplier C	7,444	5	5,333	6	7,930	16
Supplier D	5,731	4	12,296	13	4,676	9

Trade payables related to these suppliers were US$5,279 and US$3,374 as of December 31, 2011 and 2010 respectively.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
23.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table summarizes the Company's assets (liabilities) that are measured at fair value on a recurring basis subsequent to initial recognition:

	As of December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
Derivatives	—	—	15	15
Available-for-sale securities	2,050	—	—	2,050
Warrants and options liabilities	—	—	(2,086)	(2,086)

Total	2,050	—	(2,071)	(21)

	As of December 31, 2010
	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
Available-for-sale securities	2,344	—	—	2,344
Derivatives (liabilities)	—	—	(571)	(571)

Total	2,344	—	(571)	1,773

The following tables present a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2011 and 2010.

	Fair value measurements using significant unobservable inputs (Level 3)
Assets	Derivatives (assets)	Total
	US$	US$
Beginning balance as of January 1, 2010 and December 31, 2010	—	—
Purchases and issuances	—	—
Total gains or losses (realized/unrealized)	—	—
Included in earnings	15	15

Ending balance at December 31, 2011	15	15

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses related to assets still held at the reporting date
- For the year ended December 31, 2010	—	—

- For the year ended December 31, 2011	15	15

	Fair value measurements using significant unobservable inputs (Level 3)
Liabilities	Derivatives (liabilities)	Warrants and options liabilities	Total
	US$	US$	US$
Beginning balance at December 31, 2009	—	—	—
(Purchases)	(95)	—	(95)
Total gains or losses (realized/unrealized)
Included in earnings	(476)	—	(476)

Beginning balance at December 31, 2010	(571)	—	(571)
(Issuances) settlements	518	(4,009)	(3,491)
Total gains or losses (realized/unrealized)
Included in earnings	53	1,923	1,976

Ending balance at December 31, 2011	—	(2,086)	(2,086)

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses related to assets still held at the reporting date
- For the year ended December 31, 2010	(476)	—	(476)

- For the year ended December 31, 2011	53	1,923	1,976

The following table displays assets measured at fair value on a non-recurring basis; that is, the instrument is not measured at fair value on an ongoing basis but is subject to fair value adjustments in certain circumstances (for example, when the Company recognizes an impairment charge):

	As of December 31, 2011
	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss
	US$	US$	US$	US$
Property, plant and equipment:
Molds	—	—	2,324	2,324
Others	—	—	113	113

Total	—	—	2,437	2,437

Long-lived assets held and used with a carrying amount of $2,437 were written down to their fair value of nil, resulting in an impairment charge of $2,437, which was included in earnings for the year ended December 31, 2011.

Reclassifications	12 Months Ended
Dec. 31, 2011
Reclassifications [Abstract]
RECLASSIFICATIONS
24.	RECLASSIFICATIONS

During 2011, management has further evaluated the classifications of certain costs between costs of goods sold, selling, general and administrative expenses, and depreciation on the consolidated statement of income. As a result of such evaluation, management determined that certain reclassification adjustments should be made to correct for appropriate presentation on the consolidated statements of income. The reconciliations of these adjustments are show as follows:

	Year ended December 31, 2010	Year ended December 31, 2009
	US$	US$
Costs of goods sold (before reclassification)	85,737	72,173
Less: Sales commission	(4,464)	(3,867)
Advertising and promotion expenses	(276)	(169)
Certain general and administrative expenses	(79)	(81)
Add: Factory overhead	927	854
Factory depreciation	440	456

Costs of goods sold (after reclassification)	82,285	69,366

Gross profit (before reclassification)	54,811	38,350
Add: Adjustments as detailed in cost of goods sold above	3,452	2,807

Gross profit (after reclassification)	58,263	41,157

Selling, general and administrative expenses (before reclassification)	37,303	31,039
Add: Sales commission	4,464	3,867
Advertising and promotion expenses	276	169
Certain general and administrative expenses	79	81
Less: Factory overhead	(927)	(854)

Selling, general and administrative expenses (after reclassification)	41,195	34,302

Depreciation (before reclassification)	2,779	2,197
Less: Factory deprecation	(440)	(456)

Depreciation (after reclassification)	2,339	1,741